Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Green Century Funds
Entity Central Index Key	0000877232
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000225233 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Balanced Fund
Class Name	Institutional Class
Trading Symbol	GCBUX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Institutional Class/GCBUX)	$56	1.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Institutional Class/GCBUX)	8.35%	6.01%	8.60%
S&P 1500 Index Benchmark[1,2]	15.68%	14.49%	15.25%
Lipper Balanced Index[3]	12.86%	7.25%	8.69%
Custom Index[4,5]	12.46%	9.40%	10.47%
Custom Balanced Index[6]	12.08%	9.18%	10.13%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[3]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[4]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[5]
The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.

[6]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/balanced-fund-institutional/ for the most recent performance information.
Net Assets	$ 379,000,000
Holdings Count | Holding	334
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	334
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.6%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.1%
Microsoft Corporation	4.1%
Mastercard, Inc., Class A	2.1%
Costco Wholesale Corporation	1.6%
Broadcom, Inc.	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
ASML Holding NV	1.4%
Bank of America Corporation	1.4%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corporation	5.6%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.1%
Microsoft Corporation	4.1%
Mastercard, Inc., Class A	2.1%
Costco Wholesale Corporation	1.6%
Broadcom, Inc.	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
ASML Holding NV	1.4%
Bank of America Corporation	1.4%

C000020964 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Balanced Fund
Class Name	Individual Investor Class
Trading Symbol	GCBLX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Balanced Fund (Individual Investor Class/GCBLX)	$72	1.39%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Balanced Fund (Individual Investor Class/GCBLX)	8.03%	5.70%	8.43%
S&P 1500 Index Benchmark[1,2]	15.68%	14.49%	15.25%
Lipper Balanced Index[3]	12.86%	7.25%	8.69%
Custom Index[4,5]	12.46%	9.40%	10.47%
Custom Balanced Index[6]	12.08%	9.18%	10.13%
[1]	The Regulatory Index is provided as a broad measure of market performance.
[2]	The S&P 1500 Index is an unmanaged index of 1500 stocks.
[3]	The Lipper Balanced Index is an equally weighted index of the 30 largest U.S. Balanced Funds.
[4]
The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

[5]
The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.

[6]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Custom Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index. Effective December 1, 2025 the Custom Index replaced the Custom Balanced Index as the primary benchmark.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/balanced-fund/ for the most recent performance information.
Net Assets	$ 379,000,000
Holdings Count | Holding	334
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$379 mil.
Total number of portfolio holdings	334
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	5.6%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.1%
Microsoft Corporation	4.1%
Mastercard, Inc., Class A	2.1%
Costco Wholesale Corporation	1.6%
Broadcom, Inc.	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
ASML Holding NV	1.4%
Bank of America Corporation	1.4%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corporation	5.6%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	4.1%
Microsoft Corporation	4.1%
Mastercard, Inc., Class A	2.1%
Costco Wholesale Corporation	1.6%
Broadcom, Inc.	1.4%
PNC Financial Services Group, Inc. (The)	1.4%
ASML Holding NV	1.4%
Bank of America Corporation	1.4%

C000020965 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Equity Fund
Class Name	Individual Investor Class
Trading Symbol	GCEQX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Individual Investor Class/GCEQX)	$63	1.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Individual Investor Class/GCEQX)	16.65%	13.12%	14.66%
S&P 500 Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/equity-fund/ for the most recent performance information.
Net Assets	$ 764,000,000
Holdings Count | Holding	333
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$764 mil.
Total number of portfolio holdings	333
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

NVIDIA Corporation	15.9%
Microsoft Corporation	10.4%
Alphabet, Inc., Class A	6.8%
Alphabet, Inc., Class C	5.6%
Tesla, Inc.	4.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.6%
AbbVie, Inc.	1.4%
Advanced Micro Devices, Inc.	1.3%
Home Depot, Inc. (The)	1.3%

Sector Allocation

Asset Allocation

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corporation	15.9%
Microsoft Corporation	10.4%
Alphabet, Inc., Class A	6.8%
Alphabet, Inc., Class C	5.6%
Tesla, Inc.	4.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.6%
AbbVie, Inc.	1.4%
Advanced Micro Devices, Inc.	1.3%
Home Depot, Inc. (The)	1.3%

C000202490 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century Equity Fund
Class Name	Institutional Class
Trading Symbol	GCEUX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century Equity Fund (Institutional Class/GCEUX)	$48	0.90%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period. The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Green Century Equity Fund (Institutional Class/GCEUX)	17.00%	13.46%	14.93%
S&P 500 Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/equity-fund-institutional/ for the most recent performance information.
Net Assets	$ 764,000,000
Holdings Count | Holding	333
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$764 mil.
Total number of portfolio holdings	333
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	10.4%
Alphabet, Inc., Class A	6.8%
Alphabet, Inc., Class C	5.6%
Tesla, Inc.	4.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.6%
AbbVie, Inc.	1.4%
Advanced Micro Devices, Inc.	1.3%
Home Depot, Inc. (The)	1.3%
Sector Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corporation	15.9%
Microsoft Corporation	10.4%
Alphabet, Inc., Class A	6.8%
Alphabet, Inc., Class C	5.6%
Tesla, Inc.	4.2%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.6%
AbbVie, Inc.	1.4%
Advanced Micro Devices, Inc.	1.3%
Home Depot, Inc. (The)	1.3%

C000173337 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century MSCI International Index Fund
Class Name	Individual Investor Class
Trading Symbol	GCINX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	$68	1.28%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.28%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Individual Investor Class/GCINX)	17.59%	5.90%	7.06%
MSCI World ex USA Index[2]	31.54%	10.72%	9.36%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/international-index-fund/ for the most recent performance information.
Net Assets	$ 175,000,000
Holdings Count | Holding	181
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$175 mil.
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	6.6%
Novo Nordisk A/S, Class B	3.6%
Schneider Electric SE	2.9%
Unilever PLC	2.8%
ABB Ltd.	2.5%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Hitachi Ltd.	2.3%
Tokyo Electron Ltd.	2.2%
AIA Group Ltd.	2.3%
Zurich Insurance Group AG	2.0%
Top Ten Country Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	6.6%
Novo Nordisk A/S, Class B	3.6%
Schneider Electric SE	2.9%
Unilever PLC	2.8%
ABB Ltd.	2.5%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Hitachi Ltd.	2.3%
Tokyo Electron Ltd.	2.2%
AIA Group Ltd.	2.3%
Zurich Insurance Group AG	2.0%

C000173338 [Member]
Shareholder Report [Line Items]
Fund Name	Green Century MSCI International Index Fund
Class Name	Institutional Class
Trading Symbol	GCIFX
Additional Information [Text Block]
For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Additional Information Phone Number	1-800-93-GREEN1-800-221-5519
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	$52	0.98%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Green Century MSCI International Index Fund (Institutional Class/GCIFX)	17.94%	6.21%	7.37%
MSCI World ex USA Index[2]	31.54%	10.72%	9.36%
[1]	Inception Date September 30, 2016
[2]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/international-index-fund-institutional/ for the most recent performance information.
Net Assets	$ 175,000,000
Holdings Count | Holding	181
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to
Fund net assets	$175 mil.
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
ASML Holding NV	6.6%
Novo Nordisk A/S, Class B	3.6%
Schneider Electric SE	2.9%
Unilever PLC	2.8%
ABB Ltd.	2.5%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Hitachi Ltd.	2.3%
Tokyo Electron Ltd.	2.2%
AIA Group Ltd.	2.3%
Zurich Insurance Group AG	2.0%
Top Ten Country Allocation
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ASML Holding NV	6.6%
Novo Nordisk A/S, Class B	3.6%
Schneider Electric SE	2.9%
Unilever PLC	2.8%
ABB Ltd.	2.5%
Sumitomo Mitsui Financial Group, Inc.	2.4%
Hitachi Ltd.	2.3%
Tokyo Electron Ltd.	2.2%
AIA Group Ltd.	2.3%
Zurich Insurance Group AG	2.0%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.